CONCENTRATIONS AND CREDIT RISK (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.70%	91.60%
Revenue from Contract with Customer Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.80%
Revenue from Contract with Customer Benchmark [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.80%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	52.60%
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.30%